Fair Value Measurements (Schedule Of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Auction rate securities		$ 44.5
Supplemental executive retirement plan assets	26.5	23.0
Derivatives, net	13.2	16.4
Total financial assets	39.7	83.9
Quoted Prices In Active Markets For Identical Assets Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Supplemental executive retirement plan assets	26.5	23.0
Total financial assets	26.5	23.0
Significant Other Observable Inputs Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivatives, net	13.2	16.4
Total financial assets	13.2	16.4
Significant Unobservable Inputs Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Auction rate securities		44.5
Total financial assets		$ 44.5